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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04963
                                   ---------------------------------------------

                                The Berwyn Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

1189 Lancaster Avenue              Berwyn, Pennsylvania                 19312
--------------------------------------------------------------------------------
         (Address of principal executive offices)                     (Zip code)

                                  Kevin M. Ryan

     The Killen Group, Inc. 1189 Lancaster Avenue Berwyn, Pennsylvania 19312
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (610) 296-7222
                                                    ----------------------------

Date of fiscal year end:         December 31, 2007
                          ------------------------------------

Date of reporting period:        March 31, 2007
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

BERWYN FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

================================================================================
   SHARES     COMMON STOCKS -- 90.2%                                  VALUE
--------------------------------------------------------------------------------
              AEROSPACE/DEFENSE -- 2.6%
     151,666  Ducommun, Inc. +                                    $   3,902,366
                                                                  -------------

              AIRLINES -- 2.9%
     156,700  SkyWest, Inc.                                           4,201,127
                                                                  -------------

              AUTO MANUFACTURERS -- 2.6%
     249,375  Wabash National Corp.                                   3,845,362
                                                                  -------------

              BANKS -- 2.3%
     188,000  Old National Bancorp                                    3,417,840
                                                                  -------------

              BUILDING MATERIALS -- 0.2%
      23,290  Patrick Industries, Inc. +                                273,192
                                                                  -------------

              CHEMICALS -- 5.6%
     212,200  Hercules, Inc. +                                        4,146,388
     159,000  Sensient Technologies Corp.                             4,099,020
                                                                  -------------
                                                                      8,245,408
                                                                  -------------
              COMMERCIAL PRINTING -- 5.5%
      87,717  Courier Corp.                                           3,409,560
     174,000  Ennis, Inc.                                             4,656,240
                                                                  -------------
                                                                      8,065,800
                                                                  -------------
              COMPUTERS -- 6.5%
     216,800  Agilysys, Inc.                                          4,867,160
     601,700  CIBER, Inc. +                                           4,735,379
                                                                  -------------
                                                                      9,602,539
                                                                  -------------
              CONSUMER PRODUCTS -- 1.1%
      79,000  Oakley, Inc.                                            1,591,060
                                                                  -------------

              DIVERSIFIED FINANCIAL SERVICES -- 2.2%
     388,400  LaBranche & Co., Inc. +                                 3,169,344
                                                                  -------------

              FOOD -- 2.3%
     244,000  Chiquita Brands International, Inc.                     3,420,880
                                                                  -------------

              HAND/MACHINE TOOLS -- 0.6%
      36,050  Hardinge, Inc.                                            943,068
                                                                  -------------

              HEALTH CARE - PRODUCTS -- 3.2%
     994,212  Microtek Medical Holdings, Inc. +                       4,722,507
                                                                  -------------

              HEALTH CARE - SERVICES -- 3.9%
     112,500  LifePoint Hospitals, Inc. +                             4,298,625
      95,000  RehabCare Group, Inc. +                                 1,507,650
                                                                  -------------
                                                                      5,806,275
                                                                  -------------

See Accompanying Notes to Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES     COMMON STOCKS -- 90.2% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
              HOME FURNISHINGS -- 5.2%
     213,612  Hooker Furniture Corp.                              $   4,274,376
     273,123  La-Z-Boy, Inc.                                          3,381,263
                                                                  -------------
                                                                      7,655,639
                                                                  -------------
              INSURANCE -- 5.5%
     287,400  American Equity Investment Life Co.                     3,773,562
      98,843  FPIC Insurance Group, Inc. +                            4,413,340
                                                                  -------------
                                                                      8,186,902
                                                                  -------------
              INTERNET -- 1.7%
     183,200  United Online, Inc.                                     2,564,800
                                                                  -------------

              LEISURE TIME -- 2.3%
     221,500  Nautilus, Inc.                                          3,417,745
                                                                  -------------

              MISCELLANEOUS MANUFACTURING -- 0.1%
       9,000  Sturm, Ruger & Co., Inc. +                                121,050
                                                                  -------------

              OIL & GAS -- 5.1%
     233,400  Callon Petroleum Co. +                                  3,167,238
     107,300  Southwestern Energy Co. +                               4,397,154
                                                                  -------------
                                                                      7,564,392
                                                                  -------------
              OIL & GAS SERVICES -- 7.4%
      32,000  CARBO Ceramics, Inc.                                    1,489,600
     150,324  Gulf Island Fabrication, Inc.                           4,012,148
     394,950  Input/Output, Inc. +                                    5,442,411
                                                                  -------------
                                                                     10,944,159
                                                                  -------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.9%
     172,900  Equity Inns, Inc.                                       2,832,102
                                                                  -------------

              RECREATIONAL VEHICLES -- 2.9%
     266,925  Monaco Coach Corp.                                      4,252,115
                                                                  -------------

              RETAIL -- 5.4%
      70,100  IHOP Corp.                                              4,111,365
     150,100  Kenneth Cole Productions, Inc. - Class A                3,853,067
                                                                  -------------
                                                                      7,964,432
                                                                  -------------
              SAVINGS & LOANS -- 0.6%
      61,943  CFS Bankcorp, Inc.                                        924,809
                                                                  -------------

              SEMICONDUCTORS -- 2.6%
     204,150  Cohu, Inc.                                              3,831,895
                                                                  -------------

              SOFTWARE -- 2.2%
     319,500  Neoware, Inc. +                                         3,210,975
                                                                  -------------

              TELECOMMUNICATIONS -- 3.4%
     401,287  Tollgrade Communications, Inc. +                        5,044,178
                                                                  -------------

See Accompanying Notes to Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES     COMMON STOCKS -- 90.2% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
              TRANSPORTATION -- 2.4%
      86,800  YRC Worldwide, Inc. +                               $   3,487,624
                                                                  -------------

              TOTAL COMMON STOCKS (Cost $115,865,710)             $ 133,209,585
                                                                  -------------

================================================================================
   SHARES     MONEY MARKET FUNDS -- 9.4%                              VALUE
--------------------------------------------------------------------------------
   6,945,005  First American Government Obligations Fund -
                 Class Y                                          $   6,945,005
   6,945,005  First American Prime Obligations Fund - Class Y         6,945,005
                                                                  -------------
              TOTAL MONEY MARKET FUNDS (Cost $13,890,010)         $ 13,890,010
                                                                  -------------

              TOTAL INVESTMENTS -- 99.6% (Cost $129,755,720)      $ 147,099,595

              OTHER ASSETS IN EXCESS OF LIABILITES -- 0.4%              628,123
                                                                  -------------

              NET ASSETS -- 100.0%                                $ 147,727,718
                                                                  =============

+ Non-income producing security.

See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

================================================================================
   SHARES     COMMON STOCKS -- 23.2%                                  VALUE
--------------------------------------------------------------------------------
              AUTO PARTS -- 1.0%
     137,000  Gentex Corp.                                        $   2,224,880
                                                                  -------------

              BANKS -- 1.0%
     129,500  Old National Bancorp                                    2,354,310
                                                                  -------------

              BEVERAGES -- 1.1%
      55,000  Coca-Cola Co.                                           2,640,000
                                                                  -------------

              CHEMICALS -- 2.4%
      52,000  Dow Chemical Co. (The)                                  2,384,720
     121,637  Hawkins, Inc.                                           1,784,415
      29,100  Lubrizol Corp. (The)                                    1,499,523
                                                                  -------------
                                                                      5,668,658
                                                                  -------------
              COMMERCIAL PRINTING -- 0.8%
      68,000  Ennis, Inc.                                             1,819,680
                                                                  -------------

              DIVERSIFIED FINANCIAL SERVICES -- 0.9%
      45,500  JPMorgan Chase & Co.                                    2,201,290
                                                                  -------------

              ELECTRIC -- 2.2%
      47,000  Cleco Corp.                                             1,214,010
      65,600  Great Plains Energy, Inc.                               2,128,720
      53,003  MGE Energy, Inc.                                        1,873,656
                                                                  -------------
                                                                      5,216,386
                                                                  -------------
              ELECTRONICS -- 1.2%
     190,000  Methode Electronics, Inc.                               2,804,400
                                                                  -------------

              FOOD PRODUCTS -- 0.8%
      24,000  H.J. Heinz Co.                                          1,130,880
      15,000  Ingles Markets, Inc. - Class A                            612,150
                                                                  -------------
                                                                      1,743,030
                                                                  -------------
              GAS -- 1.6%
      52,400  Atmos Energy Corp.                                      1,639,072
      72,300  Vectren Corp.                                           2,067,780
                                                                  -------------
                                                                      3,706,852
                                                                  -------------
              HEALTH CARE - PRODUCTS -- 1.1%
      42,000  Johnson & Johnson                                       2,530,920
                                                                  -------------

              MACHINERY - DIVERSIFIED -- 1.0%
      73,200  Tennant Co.                                             2,305,068
                                                                  -------------

              OIL & GAS -- 1.0%
      31,500  Chevron Corp.                                           2,329,740
                                                                  -------------

              OTHER FINANCIAL SERVICES -- 0.8%
     165,707  Medallion Financial Corp.                               1,890,717
                                                                  -------------

See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES     COMMON STOCKS -- 23.2% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
              PACKAGING & CONTAINERS -- 0.7%
      42,229  Sonoco Products Co.                                 $   1,586,966
                                                                  -------------

              PHARMACEUTICALS -- 3.2%
      44,500  Abbott Laboratories                                     2,483,100
      46,000  GlaxoSmithKline PLC - ADR                               2,541,960
      93,500  Pfizer, Inc.                                            2,361,810
                                                                  -------------
                                                                      7,386,870
                                                                  -------------
              SEMICONDUCTORS -- 1.0%
     118,000  Intel Corp.                                             2,254,980
                                                                  -------------

              SOFTWARE -- 1.4%
      37,800  Computer Programs & Systems, Inc.                       1,012,662
      83,000  Microsoft Corp.                                         2,312,380
                                                                  -------------
                                                                      3,325,042
                                                                  -------------

              TOTAL COMMON STOCKS (Cost $45,955,517)              $  53,989,789
                                                                  -------------

================================================================================
   SHARES     PREFERRED STOCKS -- 0.9%                                VALUE
--------------------------------------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.9%
      17,100  Brandywine Realty Trust PFD C                       $     430,749
      50,600  Equity Inns, Inc. PFD B                                 1,304,468
      11,650  Highwoods Properties, Inc. PFD B                          294,162
                                                                  -------------
              TOTAL PREFERRED STOCKS (Cost $2,020,838)            $   2,029,379
                                                                  -------------

================================================================================
 PAR VALUE    CORPORATE BONDS -- 54.3%                                VALUE
--------------------------------------------------------------------------------
              AIRLINES -- 1.8%
$  4,300,000  Southwest Airlines Co.  5.25%  10/01/14             $   4,160,147
                                                                  -------------

              BEVERAGES -- 0.4%
     895,000  Constellation Brands, Inc.  8.00%  02/15/08               908,333
                                                                  -------------

              CHEMICALS -- 2.3%
   4,412,000  Hercules, Inc.  6.60%  08/01/27                         4,412,000
   1,000,000  Union Carbide Corp.  6.70%  04/01/09                    1,017,838
                                                                  -------------
                                                                      5,429,838
                                                                  -------------
              COMMERCIAL SERVICES -- 4.4%
   4,203,000  Cenveo, Inc.  7.875%  12/01/13                          4,118,940
   2,070,000  Equifax, Inc.  6.90%  07/01/28                          2,261,506
   1,500,000  GEO Group, Inc. (The)  8.25%  07/15/13                  1,563,750
      20,000  Service Corp. Intl.  6.875%  10/01/07                      20,050
   1,437,000  Service Corp. Intl.  6.50%  03/15/08                    1,444,185
     746,000  Service Corp. Intl.  7.70%  04/15/09                      775,840
                                                                  -------------
                                                                     10,184,271
                                                                  -------------
              COSMETICS/PERSONAL CARE -- 1.8%
   4,278,000  Chattem, Inc.  7.00%  03/01/14                          4,245,915
                                                                  -------------

See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
 PAR VALUE    CORPORATE BONDS -- 54.3% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
              DIVERSIFIED FINANCIAL SERVICES -- 1.9%
$  1,195,000  CIT Group, Inc.  4.75%  12/15/10                    $   1,176,592
   2,000,000  CIT Group, Inc.  5.00%  02/13/14                        1,943,460
   1,250,000  CIT Group, Inc.  5.125%  09/30/14                       1,211,074
                                                                  -------------
                                                                      4,331,126
                                                                  -------------
              ELECTRIC -- 5.9%
   4,400,000  Black Hills Corp.  6.50%  05/15/13                      4,462,819
     110,000  Constellation Energy Group, Inc.  7.00%  04/01/12         117,914
   4,175,000  Constellation Energy Group, Inc.  4.55%  06/15/15       3,838,002
   1,884,000  Duke Energy Corp.  6.52%  03/15/09                      1,924,248
   3,577,000  PSEG Power, Inc.  5.50%  12/01/15                       3,528,342
                                                                  -------------
                                                                     13,871,325
                                                                  -------------
              ELECTRONICS -- 1.2%
   1,099,000  Anixter, Inc.  5.95%  03/01/15                          1,033,060
   1,658,000  Itron, Inc.  7.75%  05/15/12                            1,682,870
                                                                  -------------
                                                                      2,715,930
                                                                  -------------
              FOOD -- 1.7%
   2,205,000  Chiquita Brands Intl., Inc.  7.50%  11/01/14            1,987,256
   1,998,000  Chiquita Brands Intl., Inc.  8.875%  12/01/15           1,878,120
                                                                  -------------
                                                                      3,865,376
                                                                  -------------
              HEALTH CARE - SERVICES -- 1.9%
   4,300,000  Humana, Inc.  6.30%  08/01/18                           4,379,692
                                                                  -------------

              HOME BUILDERS -- 2.1%
   5,043,000  Champion Enterprises, Inc.  7.625%  05/15/09            5,017,785
                                                                  -------------

              INSURANCE -- 0.8%
   1,746,000  CNA Financial Corp.  6.60%  12/15/08                    1,780,536
                                                                  -------------

              MEDIA -- 2.0%
   2,756,000  Comcast Corp.  5.30%  01/15/14                          2,718,786
   1,664,000  TCI Communications, Inc.  7.875%  02/15/26              1,910,475
                                                                  -------------
                                                                      4,629,261
                                                                  -------------
              METAL PRODUCTS -- 0.6%
   1,460,000  Valmont Industries, Inc.  6.875%  05/01/14              1,465,475
                                                                  -------------

              OIL & GAS -- 0.5%
   1,175,000  ConocoPhillips  7.125%  03/15/28                        1,206,895
                                                                  -------------

              PACKAGING & CONTAINERS -- 2.0%
   4,708,000  Silgan Holdings, Inc.  6.75%  11/15/13                  4,660,920
                                                                  -------------

              PHARMACEUTICALS -- 3.6%
   3,897,000  Omnicare, Inc.  6.125%  06/01/13                        3,799,575
     275,000  Omnicare, Inc.  6.75%  12/15/13                           276,031
   4,395,000  Valeant Pharmaceuticals Intl.  7.00%  12/15/11          4,252,162
                                                                  -------------
                                                                      8,327,768
                                                                  -------------

See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
 PAR VALUE    CORPORATE BONDS -- 54.3% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.1%
$    604,000  Health Care REIT, Inc.  7.50%  08/15/07             $     607,626
   2,000,000  Health Care REIT, Inc.  8.00%  09/12/12                 2,213,670
   2,000,000  Health Care REIT, Inc.  6.00%  11/15/13                 2,025,782
                                                                  -------------
                                                                      4,847,078
                                                                  -------------
              RETAIL -- 6.0%
   4,877,000  F.W. Woolworth Co.  8.50%  01/15/22                     4,998,925
   4,608,000  Pantry, Inc.  7.75%  02/15/14                           4,654,080
   3,500,000  Wendy's Intl., Inc.  6.20%  06/15/14                    3,391,241
   1,000,000  Wendy's Intl., Inc.  7.00%  12/15/25                      935,564
                                                                  -------------
                                                                     13,979,810
                                                                  -------------
              TELECOMMUNICATIONS -- 6.1%
   2,000,000  Ameritech Corp.  6.875%  10/15/27                       2,045,422
   2,000,000  AT&T Corp.  6.50%  03/15/13                             2,089,908
   3,338,000  Cincinnati Bell, Inc.  8.375%  01/15/14                 3,413,105
   1,157,000  GTE Northwest, Inc.  6.30%  06/01/10                    1,189,668
   2,865,000  Nextel Communications, Inc.  7.375%  08/01/15           2,963,267
   1,200,000  Sprint Capital Corp.  6.875%  11/15/28                  1,195,064
   1,500,000  Verizon Communications, Inc.  4.75%  10/01/13           1,422,787
                                                                  -------------
                                                                      4,319,221
                                                                  -------------
              TOYS -- 1.7%
   1,565,000  Hasbro, Inc.  6.15%  07/15/08                           1,573,215
   2,500,000  Hasbro, Inc.  6.60%  07/15/28                           2,452,105
                                                                  -------------
                                                                      4,025,320
                                                                  -------------
              TRANSPORTATION -- 3.5%
   4,608,000  Bristow Group, Inc.  6.125%  06/15/13                   4,389,120
   3,655,000  Yellow Roadway Corp.  8.25%  12/01/08                   3,800,418
                                                                  -------------
                                                                      8,189,538
                                                                  -------------

              TOTAL CORPORATE BONDS (Cost $128,208,532)           $ 126,541,560
                                                                  -------------

================================================================================
 PAR VALUE    U.S. TREASURY AND AGENCY BONDS -- 11.9%                 VALUE
--------------------------------------------------------------------------------
              U.S. TREASURY NOTES -- 5.0%
$  3,000,000  3.375%  02/15/08                                    $   2,960,040
   3,000,000  3.375%  10/15/09                                        2,915,391
   3,000,000  4.00%  11/15/12                                         2,921,250
   3,000,000  4.00%  02/15/15                                         2,876,016
                                                                  -------------
                                                                     11,672,697
                                                                  -------------
              U.S. TREASURY BONDS -- 3.0%
   3,000,000  7.50%  11/15/16                                         3,645,819
   1,000,000  9.00%  11/15/18                                         1,374,062
   2,000,000  5.25%  11/15/28                                         2,087,188
                                                                  -------------
                                                                      7,107,069
                                                                  -------------
              FEDERAL HOME LOAN BANK -- 1.4%
   2,000,000  5.55%  10/19/09                                         1,999,700
   1,335,000  3.875%  06/04/10                                        1,297,122
                                                                  -------------
                                                                      3,296,822
                                                                  -------------

See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
 PAR VALUE    U.S. TREASURY AND AGENY BONDS -- 11.9% (CONTINUED)      VALUE
--------------------------------------------------------------------------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.5%
$  2,460,000  4.00%  05/20/10                                     $   2,399,167
   2,000,000  4.125%  04/15/14                                        1,905,066
   1,500,000  4.00%  06/03/14                                         1,408,374
                                                                  -------------
                                                                      5,712,607
                                                                  -------------

              TOTAL U.S. TREASURY AND AGENCY BONDS
              (Cost $28,006,121)                                  $  27,789,195
                                                                  -------------

================================================================================
 PAR VALUE    COMMERCIAL PAPER -- 4.3%                                 VALUE
--------------------------------------------------------------------------------
$ 10,000,000  General Electric Co.  5.23%, 04/05/07
              (Cost $10,000,000)                                  $  10,000,000
                                                                  -------------

================================================================================
   SHARES     MONEY MARKET FUNDS -- 4.1%                              VALUE
--------------------------------------------------------------------------------
   4,848,920  First American Government Obligations Fund -
                 Class Y                                          $   4,848,920
   4,848,920  First American Prime Obligations Fund - Class Y         4,848,920
                                                                  -------------
              TOTAL MONEY MARKET FUNDS (Cost $9,697,840)          $   9,697,840
                                                                  -------------

              TOTAL INVESTMENTS -- 98.7% (Cost $223,888,848)      $ 230,047,763

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.3%           2,953,795
                                                                  -------------

              NET ASSETS -- 100.0%                                $ 233,001,558
                                                                  =============

      PFD   Preferred Stock.
      ADR   American Depositary Receipt sponsored by a U.S. depositary bank.
      CV    Convertible Security.

See Accompanying Notes to Schedule of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

================================================================================
   SHARES     COMMON STOCKS -- 84.7%                                  VALUE
--------------------------------------------------------------------------------
              AEROSPACE/DEFENSE -- 1.0%
         990  General Dynamics Corp.                              $      75,636
                                                                  -------------

              AUTO PARTS & EQUIPMENT -- 4.2%
       9,010  TRW Automotive Holdings Corp. +                           313,728
                                                                  -------------

              BANKS -- 3.0%
       4,665  Webster Financial Corp.                                   223,967
                                                                  -------------

              CHEMICALS -- 2.7%
       3,900  Lubrizol Corp. (The)                                      200,967
                                                                  -------------

              COMPUTERS -- 3.0%
       5,715  Hewlett-Packard Co.                                       229,400
                                                                  -------------

              DISTRIBUTION/WHOLESALE -- 2.5%
       3,100  CDW Corp.                                                 190,309
                                                                  -------------

              DIVERSIFIED FINANCIAL SERVICES -- 2.6%
       4,100  JPMorgan Chase & Co.                                      198,358
                                                                  -------------

              ELECTRIC -- 5.4%
       2,550  Dominion Resources, Inc.                                  226,364
       3,630  Progress Energy, Inc.                                     183,097
                                                                  -------------
                                                                        409,461
                                                                  -------------
              ENVIRONMENTAL CONTROL -- 3.1%
       6,780  Waste Management, Inc.                                    233,300
                                                                  -------------

              FOOD -- 1.5%
       2,465  H.J. Heinz Co.                                            116,151
                                                                  -------------

              HEALTH CARE - PRODUCTS -- 5.7%
       3,885  Baxter International, Inc.                                204,623
       3,725  Johnson & Johnson                                         224,468
                                                                  -------------
                                                                        429,091
                                                                  -------------
              HEALTH CARE - SERVICES -- 1.2%
       8,473  Health Management Associates, Inc. - Class A               92,102
                                                                  -------------

              HOME FURNISHINGS -- 2.7%
       5,875  Ethan Allen Interiors, Inc.                               207,622
                                                                  -------------

              INSURANCE -- 3.7%
      11,985  UnumProvident Corp.                                       276,015
                                                                  -------------

              LEISURE TIME -- 2.3%
       2,905  Harley-Davidson, Inc.                                     170,669
                                                                  -------------

See Accompanying Notes to Schedule of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES     COMMON STOCKS -- 84.7% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
              MINING -- 2.6%
       5,800  Alcoa, Inc.                                         $     196,620
                                                                  -------------

              MISCELLANEOUS MANUFACTURING -- 2.5%
       5,445  General Electric Co.                                      192,535
                                                                  -------------

              OIL & GAS -- 8.3%
       4,305  Chevron Corp.                                             318,398
       5,200  Noble Energy, Inc.                                        310,180
                                                                  -------------
                                                                        628,578
                                                                  -------------
              PHARMACEUTICALS -- 6.0%
       4,055  Abbott Laboratories                                       226,269
       9,100  Pfizer, Inc.                                              229,866
                                                                  -------------
                                                                        456,135
                                                                  -------------
              RETAIL INDUSTRY -- 9.8%
       2,240  Best Buy Co., Inc.                                        109,133
       6,490  BJ's Wholesale Club, Inc. +                               219,557
       5,125  Home Depot, Inc. (The)                                    188,292
      38,390  Rite Aid Corp. +                                          221,510
                                                                  -------------
                                                                        738,492
                                                                  -------------
              SEMICONDUCTORS -- 8.3%
       9,635  Intel Corp.                                               184,125
      14,480  QLogic Corp. +                                            245,581
      11,800  Teradyne, Inc. +                                          195,172
                                                                  -------------
                                                                        624,878
                                                                  -------------
              TOYS/GAMES/HOBBIES -- 0.9%
       2,395  Mattel, Inc.                                               66,030
                                                                  -------------

              TRANSPORTATION -- 1.7%
       3,210  CSX Corp.                                                 128,560
                                                                  -------------

              TOTAL COMMON STOCKS (Cost $5,484,192)               $   6,398,604
                                                                  -------------

================================================================================
   SHARES     EXCHANGE TRADED FUNDS -- 8.3%                           VALUE
--------------------------------------------------------------------------------
       2,805  iShares S&P MidCap 400 Value Index Fund             $     234,105
       4,605  iShares S&P MidCap 400 Index Fund                         389,491
                                                                  -------------
              TOTAL EXCHANGE TRADED FUNDS (Cost $521,255)         $     623,596
                                                                  -------------

See Accompanying Notes to Schedule of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES     MONEY MARKET FUNDS -- 7.8%                               VALUE
--------------------------------------------------------------------------------
     295,024  First American Government Obligations Fund -
                 Class Y                                          $     295,024
     295,025  First American Prime Obligations Fund - Class Y           295,025
                                                                  -------------
              TOTAL MONEY MARKET FUNDS (Cost $590,049)            $     590,049
                                                                  -------------

              TOTAL INVESTMENTS -- 100.8% (Cost $6,595,496)       $   7,612,249

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8%)           (59,774)
                                                                  -------------

              NET ASSETS -- 100.0%                                $   7,552,475
                                                                  =============

+ Non-income producing security.

See Accompanying Notes to Schedule of Investments.

THE BERWYN FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (UNAUDITED)

1. SECURITIES VALUATION

Securities of The Berwyn Funds (the "Funds") that are listed on a national securities exchange are valued at the last quoted sales price. Securities not traded on the valuation date, NASDAQ traded securities, all bonds and other securities not listed on a national securities exchange are valued at the last quoted bid price. Short-term investments are valued at amortized cost which approximates market value. The value of other assets and securities for which no quotations are readily available, or quotations for which the Funds' investment advisor believes do not reflect market value, are valued at fair value as determined in good faith by the advisor under the supervision of the Board of Trustees.

2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. FEDERAL INCOME TAX

At March 31, 2007, the composition of tax basis unrealized appreciation (depreciation) of investment securities for the Funds was as follows:

                                                                      Berwyn
                                    Berwyn       Berwyn Income     Cornerstone
                                     Fund             Fund             Fund
                                -------------    -------------    -------------
Cost of portfolio investments   $ 129,837,342    $ 223,904,340    $   6,597,469
                                =============    =============    =============

Gross unrealized appreciation   $  21,614,309    $   9,369,628    $   1,175,486

Gross unrealized depreciation      (4,352,056)      (3,226,205)        (160,706)
                                -------------    -------------    -------------

Net unrealized appreciation     $  17,262,253    $   6,143,423    $   1,014,780
                                =============    =============    =============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Berwyn Funds
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Robert E. Killen
                          ------------------------------------------------------
                          Robert E. Killen, President

Date    May 14, 2007
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert E. Killen
                          ------------------------------------------------------
                          Robert E. Killen, President

Date    May 14, 2007
     ----------------------

By (Signature and Title)* /s/ Mark J. Seger
                          ------------------------------------------------------
                          Mark J. Seger, Treasurer

Date    May 14, 2007
     ----------------------

* Print the name and title of each signing officer under his or her signature.